OPTIONS AND WARRANTS (Tables)	9 Months Ended
Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Weighted-
average
		Weighted-	Remaining
		average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at March 31, 2013	-	$-	-
Granted	6,000,000	$0.61	9.8
Exercised	-	$-	-
Expired/Forfeited	-	$-	-
Outstanding at December 31, 2013	6,000,000	$0.61	9.8
Exercisable at December 31, 2013	2,000,000	$0.61	9.8

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number	Weighted-Average
	of	Exercise Price
	Warrants
Outstanding at April 1, 2013	-	$0.00
Granted	8,310,415	$0.52
Exercised	-	$0.00
Cancelled	-	$0.00
Outstanding at Decemberl 31, 2013	8,310,415	0.52
Warrants exercisable at Decemberl 31, 2013	7,147,624	0.52

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	1,887,175	1.92	$0.50
$0.60	943,588	1.92	$0.60
$0.50	3,604,652	3.86	$0.50